Document and Entity Information	May 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001515673
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Ultragenyx Pharmaceutical Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36276
Entity Tax Identification Number	27-2546083
Entity Address, Address Line One	60 Leveroni Court
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94949
City Area Code	415
Local Phone Number	483-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RARE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false